INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments
Name of Investment	Shares	Book Value

Nuviant Medical Inc.	1,735,000	$173,500
MicroTransponder Inc	167	69,472
Emeritus Clinical Solutions, Inc.	389	79,388
Total Investments		322,360

Less Impairment		(173,500)

Net Investments		$148,860